File Nos. 333-77265

AS FILED AUGUST 17, 1999

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 X
                           Pre-Effective Amendment No.
                          Post-Effective Amendment No.  1
                        (Check appropriate box or boxes)

                            FRANKLIN STRATEGIC SERIES
               (Exact Name of Registrant as Specified in Charter)

                                 (650) 312-2000
                        (Area Code and Telephone Number)

                            777 MARINERS ISLAND BLVD.
                            SAN MATEO, CA 94403-7777
                     (Address of Principal Executive Offices
                     Number, Street, City, State, Zip Code)

                                DEBORAH R. GATZEK
                            777 MARINERS ISLAND BLVD.
                            SAN MATEO, CA 94403-7777
                     (Name and Address of Agent for Service,
                     Number, Street, City, State, Zip Code)

                                   Copies to:

                             BRUCE G. LETO, ESQUIRE
                      STRADLEY, RONON, STEVENS & YOUNG, LLP
                            2600 ONE COMMERCE SQUARE
                             PHILADELPHIA, PA 19103


        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

TITLE OF THE SECURITIES BEING REGISTERED: SHARES OF BENEFICIAL INTEREST WITH PAR VALUE OF $0.01. NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. A RULE 24F-2 NOTICE FOR THE REGISTRANT'S FISCAL YEAR ENDED APRIL 30, 1998 WAS FILED ON JULY 27, 1998.

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE IMMEDIATELY PURSUANT TO RULE 485(B).



                                     FORM N-14

PART C.           OTHER INFORMATION

Item 15.          INDEMNIFICATION

      Please see the Agreement and Declaration of Trust, By-Laws, Management, and Distribution Agreements, previously filed as exhibits and incorporated herein by reference. Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to said By-Laws, any indemnification under said By-Laws shall be made by Registrant only if authorized in the manner provided by such By-Laws.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 16.    EXHIBITS (Incorporated by reference to the filings as noted).

      The following exhibits are incorporated herein by reference, except Exhibits 4(i), and 12(i) which are attached.

      (1)   Copies of the charter as now in effect;

            (i) Agreement and Declaration of Trust Franklin California 250 Growth Index Fund dated January 22, 1991
                  Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date:  June 1, 1995

            (ii) Certificate of Trust of Franklin California 250 Growth Index Fund dated January 22, 1991
                  Filing: Post Effective Amendment No. 14 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date:  June 1, 1995

            (iii) Certificate of Amendment to Certificate of Trust of
                  Franklin California 250 Growth Index Fund dated November 19, 1991
                  Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: June 1, 1995

            (iv) Certificate of Amendment to the Certificate of Trust of Franklin Strategic Series dated May 14, 1992
                  Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: June 1, 1995

            (v) Certificate of Amendment of Agreement and Declaration of Trust of Franklin Strategic Series dated April 18, 1995
                  Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: August 6, 1996

      (2) Copies of the existing By-Laws or instruments corresponding thereto;

            (iv) Amended and Restated By-Laws of Franklin California 250 Growth Index Fund as of April 25, 1991
                  Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: June 1, 1995

            (ii)  Amendment to By-Laws dated October 27, 1994
                  Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: June 1, 1995

      (3) Copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant;

            Not Applicable

      (4) The Agreement and Plan of Reorganization is included in this Registration Statement as Exhibit A to the Prospectus/Proxy Statement.

            (i)  Agreement and Plan of Reorganization

      (5) Specimens or copies of each security issued by the Registrant, including copies of all constituent instruments, defining the rights of the holders of such securities, and copies of each security being registered;

            Not Applicable

      (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

            (i) Management Agreement between Registrant on behalf of Franklin Global Health Care Fund, Franklin Small Cap Growth Fund, Franklin Global Utilities Fund and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992
                  Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date:  June 1, 1995

            (ii) Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994
                  Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: June 1, 1995

            (iii) Subadvisory Agreement between Franklin Advisers, Inc., on behalf of the Franklin Strategic Income Fund, and Templeton Investment Counsel, Inc., dated May 24, 1994
                  Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date:  August 6, 1996

            (iv) Amended and Restated Management Agreement between the Registrant, on behalf of Franklin California Growth Fund, and Franklin Advisers, Inc., dated July 12, 1993
                  Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: June 1, 1995

            (v) Management Agreement between the Registrant, on behalf of Franklin Blue Chip Fund, and Franklin Advisers, Inc. dated February 13, 1996
                  Filing: Post-Effective Amendment No. 18 to Registration Statement on Form N-1A
                  File No.  33-39088
                  Filing Date:  March 14, 1996

            (vi) Management Agreement between the Registrant, on behalf of Franklin Institutional MidCap Growth Fund (now know as Franklin MidCap Growth Fund), and Franklin Advisers, Inc. dated January 1, 1996
                  Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                  File No.  33-39088
                  Filing Date:  March 27, 1996

            (vii) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin California Growth Fund, and Franklin Advisers, Inc., dated July 12, 1993
                  Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                  File No: 33-39088
                  Filing Date: August 6, 1996

            (viii)Amendment dated August 1, 1995 to the Management
                  Agreement between the Registrant, on behalf of Franklin Global Health Care Fund, Franklin Small Cap Growth Fund, Franklin Global Utilities Fund, and Franklin Natural Resources Fund, and Franklin Advisers, Inc., dated February 24, 1992
                  Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: August 6, 1996

            (ix) Amendment dated August 1, 1995 to the Management Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin Advisers, Inc., dated May 24, 1994
                  Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date:  August 6, 1996

            (x) Management Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin Advisers, Inc., dated July 15, 1997
                  Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: August 22, 1997

            (xi) Administration Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin Templeton Services, Inc., dated July 15, 1997
                  Filing: Post-Effective Amendment No 25 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: August 22, 1997

            (xii) Investment Advisory Agreement between the Registrant, on behalf of Franklin U.S. Long Short Fund, and Franklin Advisers, Inc., dated February 18, 1999
                  Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: March 11, 1999

            (xiii)Form of Investment Advisory Agreement between the
                  Registrant, on behalf of Franklin Large Cap Growth Fund, and Franklin Advisers, Inc.
                  Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: March 24, 1999

            (xiv) Form of Investment Advisory Agreement between the
                  Registrant, on behalf of Franklin Aggressive Growth Fund, and Franklin Advisers, Inc.
                  Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: April 9, 1999

      (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

            (i) Amended and Restated Distribution Agreement between Registrant, on behalf of all Series except Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated April 23, 1995
                  Filing: Post-Effective Amendment No. 14 to
                  Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: June 1, 1995

            (ii) Amended and Restated Distribution Agreement between the Registrant, on behalf of Franklin Strategic Income Fund, and Franklin Templeton Distributors, Inc., dated March 29, 1995
                  Filing: Post-Effective Amendment No. 14 to
                  Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: June 1, 1995

            (iii) Form of Dealer Agreement between Franklin/Templeton
                  Distributors, Inc., and Securities Dealers dated March 1,
                  1998
                  Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: December 23, 1998


      (8) Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

            Not Applicable

      (9)   Copies of all custodian agreements and depository contracts under
            Section 17(f) of the 1940 Act, with respect to securities and similar investments of the Registrant, including the schedule of remuneration;

            (i) Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996
                  Filing:  Post-Effective Amendment No. 19 to
                  Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: March 14, 1996

            (ii) Terminal Link Agreement between the Registrant and Bank of New York dated February 16, 1996
                  Filing:  Post-Effective Amendment No. 19 to
                  Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date:  March 14, 1996

            (iii) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16,
                  1996
                  Filing: Post-Effective Amendment No. 27 to
                  Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: March 13, 1998

            (iv) Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and Bank of New York dated February 16,1996
                  Filing: Post-Effective Amendment No.30 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: December 23, 1998

            (v) Foreign Custody Agreement between the Registrant and The Bank of New York dated February 27, 1998
                  Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: December 23, 1998

      (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

            (i) Amended and Restated Distribution Plan between the Registrant, on behalf of Franklin California Growth Fund, Franklin Small Cap Growth Fund, Franklin Global Health Care Fund and Franklin Global Utilities Fund, and Franklin/Templeton Distributors, Inc., dated July 1, 1993
                  Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: June 1, 1995

            (ii) Distribution Plan between the Registrant, on behalf of Franklin Global Utilities Fund - Class II, and
                  Franklin/Templeton Distributors, Inc., dated March 30, 1995
                  Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: June 1, 1995

            (iii) Distribution Plan pursuant to Rule 12b-1 between the
                  Registrant, on behalf of the Franklin Strategic Income Fund, and Franklin/Templeton Distributors, Inc., dated May 24, 1994
                  Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: June 1, 1995

            (iv) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Natural Resources Fund, and Franklin/Templeton Distributors, Inc., dated June 1, 1995
                  Filing: Post-Effective Amendment No. 14 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: June 1, 1995

            (v) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin MidCap Growth Fund, and Franklin/Templeton Distributors, Inc., dated June 1, 1996
                  Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: August 7, 1996

            (vi) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of the Franklin Blue Chip Fund, and Franklin/Templeton Distributors, Inc., dated May 28, 1996
                  Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                  File No.  33-39088
                  Filing Date:  August 7, 1996

            (vii) Distribution Plan pursuant to Rule 12b-1 between the
                  Registrant, on behalf of Franklin Small Cap Growth Fund - Class II, and Franklin/Templeton Distributors, Inc., dated September 29, 1995
                  Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: August 7, 1996

            (viii)Distribution Plan pursuant to Rule 12b-1 between the
                  Registrant, on behalf of Franklin Biotechnology Discovery Fund and Franklin/Templeton Distributors, Inc., dated September 15, 1997
                  Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: March 13, 1998

            (ix) Distribution Plan pursuant to Rule 12b-1 between the Registrant, on behalf of Franklin California Growth Fund - Class II and Franklin Global Health Care Fund - Class II, and Franklin/Templeton Distributors, Inc., dated September 3, 1996
                  Filing: Post-Effective Amendment No. 26 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date:  August 29, 1997

            (x) Distribution Plan pursuant to Rule 12b-1 between Registrant on behalf of Franklin Strategic Income Fund - Class II, and Franklin/Templeton Distributors, Inc. dated February 26, 1998
                  Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: April 21, 1998

            (xi) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of California Growth Fund - Class B and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                  Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: March 24, 1999

            (xii) Distribution Plan pursuant to Rule 12b-1 between the
                  Registrant on behalf of Franklin Global Health Care Fund - Class B and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                  Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: March 24, 1999

            (xiii)Distribution Plan pursuant to Rule 12b-1 between the
                  Registrant on behalf of Franklin Global Utilities Fund - Class B and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                  Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: March 24, 1999

            (xiv) Distribution Plan pursuant to Rule 12b-1 between the
                  Registrant on behalf of Franklin Strategic Income Fund - Class B and Franklin/Templeton Distributors, Inc. dated October 16, 1998
                  Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: March 24, 1999

      (11) Legal opinion of Stradley, Ronon, Stevens & Young LLP, counsel to the Registrant, as to the legality of the securities being registered, is incorporated herein by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement on Form N-1A (File Nos. 33-39088, 811-6243) as filed electronically with the Commission on March 11, 1999.

      (12) An opinion, and consent to its use, of counsel, supporting the tax matters and consequences to shareholders discussed in the prospectus.

            (i) Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders dated August 12, 1999

      (13) Copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement:

            (i) Subcontract for Fund Administrative Services dated October 1, 1996 and Amendment thereto dated April 30, 1998 between Franklin Advisers, Inc. and Franklin Templeton Services, Inc.
                  Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: December 23, 1998

            (ii) Administration Agreement between the Registrant, on behalf of Franklin Biotechnology Discovery Fund, and Franklin Templeton Services, Inc., dated July 15, 1997
                  Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: August 22, 1997

            (iii) Fund Administration Agreement between the Registrant, on behalf of Franklin U.S. Long-Short Fund, and Franklin Templeton Services, Inc. dated February 18, 1999
                  Filing: Post-Effective Amendment No. 31 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: March 11, 1999

             (iv) Form of Fund Administration Agreement between the
                  Registrant, on behalf of Franklin Large Cap Growth Fund, and Franklin Templeton Services, Inc.
                  Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: March 24, 1999

             (v) Form of Fund Administration Agreement between the Registrant, on behalf of Franklin Aggressive Growth Fund, and Franklin Templeton Services, Inc.
                  Filing: Post-Effective Amendment No. 33 to Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: April 9, 1999

      (14) Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act.

            (i) Consent of PricewaterhouseCoopers, LLP, independent auditors of Franklin Strategic Series
                  Filing:  Registration Statement on Form N-14
                  File No. 333-77265
                  Filing Date: April 28, 1999

            (ii) Consent of Tait, Weller & Baker, independent auditors of Franklin Managed Trust
                  Filing:  Registration Statement on Form N-14
                  File No. 333-77265
                  Filing Date: April 28, 1999

      (15)  All financial statements omitted from Item 14(a)(1):

            Not Applicable

      (16)  (i)   Power of Attorney for Franklin Strategic Series dated April
                  16, 1998
                  Filing: Post-Effective Amendment No. 28 to
                  Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: April 21, 1998

            (ii) Certificate of Secretary for Franklin Strategic Series dated April 16, 1998
                  Filing: Post-Effective Amendment No. 28 to
                  Registration Statement on Form N-1A
                  File No. 33-39088
                  Filing Date: April 21, 1998

            (iii) Power of Attorney for Franklin Strategic Series dated
                  February 18, 1999
                  Filing:  Registration Statement on Form N-14
                  File No. 333-77265
                  Filing Date: April 28, 1999

            (iv) Certificate of Secretary for Franklin Strategic Series dated February 18, 1999
                  Filing:  Registration Statement on Form N-14
                  File No. 333-77265
                  Filing Date: April 28, 1999

      (17)  Any additional exhibits which the Registrant may wish to file:

            None

Item 17.    UNDERTAKINGS

            (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

            (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each Post-Effective Amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering for them.



                                  SIGNATURES

      As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Mateo, and the State of California, on the 13th day of August, 1999.

                                    Franklin Strategic Series
                                    (Registrant)

                                    By: /s/KAREN L. SKIDMORE
                                           Karen L. Skidmore
                                           Assistant Vice President

      As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


RUPERT H. JOHNSON, JR.*                  Principal Executive Officer
Rupert H. Johnson, Jr.                   and Trustee
                                         Dated: August 13, 1999

MARTIN L. FLANAGAN*                      Principal Financial Officer
Martin L. Flanagan                       Dated: August 13, 1999

DIOMEDES LOO-TAM*                        Principal Accounting Officer
Diomedes Loo-Tam                         Dated: August 13, 1999

FRANK H. ABBOTT, III*                    Trustee
Frank H. Abbott, III                     Dated: August 13, 1999

HARRIS J. ASHTON*                        Trustee
Harris J. Ashton                         Dated: August 13, 1999

HARMON E. BURNS*                         Trustee
Harmon E. Burns                          Dated: August 13, 1999

S. JOSEPH FORTUNATO*                     Trustee
S. Joseph Fortunato                      Dated: August 13, 1999

EDITH E. HOLIDAY*                        Trustee
Edith E. Holiday                         Dated: August 13, 1999

CHARLES B. JOHNSON*                      Trustee
Charles B. Johnson                       Dated: August 13, 1999

FRANK W.T. LAHAYE*                       Trustee
Frank W.T. LaHaye                        Dated: August 13, 1999

GORDON S. MACKLIN*                       Trustee
Gordon S. Macklin                        Dated: August 13, 1999


*By   /s/ Karen L. Skidmore
      Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)


                                  EXHIBIT INDEX


EXHIBIT NO.           DOCUMENT

EX-4(i)              Agreement and Plan of Reorganization

EX-12(i)             Opinion and Consent of Counsel Supporting
                     Tax Matters and Consequences to Shareholders dated August 12, 1999